Borrowings	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Borrowings

Note 19 – Borrowings

The following table presents the balances of assets sold under agreements to repurchase at December 31, 2018 and 2017.

(In thousands)	December 31, 2018	December 31, 2017
Assets sold under agreements to repurchase	$281,529	$390,921
Total assets sold under agreements to repurchase	$281,529	$390,921

The Corporation’s repurchase transactions are overcollateralized with the securities detailed in the table below. The Corporation’s repurchase agreements have a right of set-off with the respective counterparty under the supplemental terms of the master repurchase agreements. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them.

The following table presents information related to the Corporation’s repurchase transactions accounted for as secured borrowings that are collateralized with debt securities available-for-sale, other assets held-for-trading purposes or which have been obtained under agreements to resell. It is the Corporation’s policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the Consolidated Statements of Financial Condition.

Repurchase agreements accounted for as secured borrowings

	December 31, 2018		December 31, 2017
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$138,689	2.56%	$148,516	1.70%
After 30 to 90 days	79,374	2.47	87,357	1.70
After 90 days	19,558	2.72	43,500	2.00
Total U.S. Treasury securities	237,621	2.54	279,373	1.75
Obligations of U.S. government
sponsored entities
Within 30 days	-	-	30,656	1.77
After 30 to 90 days	6,055	2.45	19,463	1.48
After 90 days	-	-	15,937	1.60
Total obligations of U.S. government sponsored entities	6,055	2.45	66,056	1.64
Mortgage-backed securities
Within 30 days	6,859	1.15	31,383	1.51
After 90 days	20,465	2.75	-	-
Total mortgage-backed securities	27,324	2.35	31,383	1.51
Collateralized mortgage obligations
Within 30 days	10,529	0.25	14,109	0.28
Total collateralized mortgage
obligations	10,529	0.25	14,109	0.28
Total	$281,529	2.43%	$390,921	1.66%

Repurchase agreements in this portfolio are generally short-term, often overnight. As such our risk is very limited. We manage the liquidity risks arising from secured funding by sourcing funding globally from a diverse group of counterparties, providing a range of securities collateral and pursuing longer durations, when appropriate.

Assets sold under agreements to repurchase:
(Dollars in thousands)	2018	2017
Maximum aggregate balance outstanding at any month-end	$401,606	$471,083
Average monthly aggregate balance outstanding	$330,585	$399,422
Weighted average interest rate:
For the year	2.01%	1.22%
At December 31	2.44%	1.50%

The following table presents information related to the Corporation’s other short-term borrowings for the periods ended December 31, 2018 and 2017.

Other short-term borrowings:
(Dollars in thousands)	2018	2017
Advances with the FHLB (2017 - 1.43% to 1.66%)	$-	$95,000
Others	42	1,208
Balance outstanding at the end of the period	$42	$96,208
Maximum aggregate balance outstanding at any month-end	$186,200	$240,598
Average monthly aggregate balance outstanding	$27,833	$52,784
Weighted average interest rate:
For the year	2.04%	1.61%
At December 31	2.53%	1.55%

During the quarter ended September 30, 2018, Popular North America, Inc. (“PNA”), a wholly-owned subsidiary of the Corporation, redeemed all outstanding capital securities issued by BanPonce Trust I (the “Trust”), a statutory trust established by PNA, along with the common securities issued by the Trust, which resulted in the concurrent extinguishment of the related junior subordinated debentures with an aggregate book value of $55 million. Refer to Note 20 for additional information on the redemption of these trust preferred securities.

Also, during the quarter ended September 30, 2018, the Corporation issued an aggregate of $300 million principal amount of its 6.125% senior notes due 2023 and recorded debt issuance costs of $6.3 million. On October 15, 2018, the Corporation used the net proceeds, together with available cash, to redeem $450 million of its outstanding 7.00% senior notes due 2019.

The following table presents the composition of notes payable at December 31, 2018 and 2017.

(In thousands)	December 31, 2018	December 31, 2017

Advances with the FHLB with maturities ranging from 2019 through 2029 paying interest at
monthly fixed rates ranging from 0.95% to 4.19% (2017 - 0.84% to 4.19%)	$524,052	$572,307
Advances with the FHLB maturing on 2019 paying interest monthly
at a floating rate of 0.34% over the 1 month LIBOR (2017 - 0.22% to 0.34%)	13,000	34,164
Advances with the FHLB maturing on 2019 paying interest quarterly
at floating rates ranging from 0.12% to 0.24% over the 3 month LIBOR (2017 - 0.09% to 0.24%)	19,724	25,019
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a
fixed rate of 6.125% (2017 - 7.00%), net of debt issuance costs of $5,961 (2017 - $3,127)	294,039	446,873
Junior subordinated deferrable interest debentures (related to trust preferred securities)
with maturities ranging from 2033 to 2034 with fixed interest rates ranging from
6.125% to 6.7%, net of debt issuance costs of $423 (2017 - $449)	384,875	439,351
Capital lease obligations	20,412	18,642
Total notes payable	$1,256,102	$1,536,356

A breakdown of borrowings by contractual maturities at December 31, 2018 is included in the table below.

	Assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
2019	$281,529	$-	$211,763	$493,292
2020	-	-	142,105	142,105
2021	-	-	22,126	22,126
2022	-	-	105,455	105,455
2023	-	-	299,844	299,844
Later years	-	-	474,809	474,809
No stated maturity	-	42	-	42
Total borrowings	$281,529	$42	$1,256,102	$1,537,673

At December 31, 2018 and 2017, the Corporation had FHLB borrowing facilities whereby the Corporation could borrow up to $3.4 billion and $3.9 billion, respectively, of which $0.6 billion and $0.7 billion, respectively, were used. In addition, at December 31, 2018 and 2017, the Corporation had placed $0.9 billion and $0.3 billion, respectively, of the available FHLB credit facility as collateral for a municipal letter of credit to secure deposits. The FHLB borrowing facilities are collateralized with loans held-in-portfolio, and do not have restrictive covenants or callable features.

At December 31, 2018, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York amounting to $1.2 billion (2017 - $1.1 billion), which remained unused at December 31, 2018 and 2017. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.